Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share

The computation of diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three and Nine Months Ended September 30,
	2017	2016
Unvested Restricted Stock	141,666	255,000
Vested and Unvested Restricted Stock Units	743,020	743,020
Stock Options	503,667	468,896
Stock Warrants	797,083	802,520
	2,185,436	2,269,436

The computation of diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2016	2015
Unvested Restricted Stock	226,666	356,662
Unvested Restricted Stock Units	743,020	475,000
Stock Warrants	801,250	802,520
Stock Options	434,998	575,685
	2,205,934	2,209,867